Consolidated Statement of Financial Position - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 34,025,535	$ 30,117,236
Trading assets	11,038,856	9,113,668
Investment Securities	36,061,764	26,000,311
Hedging derivative assets	156,220	166,598
Loans:
Commercial	115,680,616	101,655,660
Loans to consumers	65,835,457	59,840,451
Mortgages	24,558,771	20,221,683
Microcredit	372,321	410,320
Loans and receivables	206,447,165	182,128,114
Loss allowance	(10,905,171)	(8,185,797)
Total loans, net	195,541,994	173,942,317
Other accounts receivable, net	14,996,337	11,702,301
Non-current assets or disposal groups classified as held for sale	240,412	206,193
Investments in associates and joint ventures	1,029,322	987,962
Tangible assets:
Property, plant and equipment for own-use and given in operating lease, net	6,007,202	5,791,430
Right-of-use assets	2,035,519	2,125,558
Investment properties	808,556	928,566
Biological assets	122,675	104,857
Total Tangible assets	8,973,952	8,950,411
Intangibles
Concession arrangement rights	9,187,564	7,521,488
Goodwill	7,713,817	7,348,587
Other intangible assets	1,623,670	1,206,491
Total Intangibles	18,525,051	16,076,566
Income tax assets:
Current	936,186	895,208
Deferred	861,702	246,598
Total Income tax assets, net	1,797,888	1,141,806
Other assets	508,539	427,220
Total assets	322,895,870	278,832,589
Liabilities
Trading liabilities	1,452,574	962,438
Hedging derivative liabilities	56,627	94,298
Customer deposits:
Checking accounts	51,198,284	42,449,702
Savings accounts	76,551,465	59,352,760
Time deposits	83,559,188	73,225,189
Other	532,660	463,770
Total deposits from customers	211,841,597	175,491,421
Financial obligations
Interbank borrowings and overnight funds	7,179,644	9,240,479
Borrowings from banks and others	19,654,517	19,803,344
Bonds issued	27,760,797	21,918,268
Borrowings from development entities	4,029,808	3,882,485
Total borrowings	58,624,766	54,844,576
Provisions:
Legal related	241,774	194,680
Other provisions	671,076	673,962
Total Provisions	912,850	868,642
Income tax liabilities:
Current	406,207	387,274
Deferred	3,181,974	2,871,309
Total Income tax liabilities	3,588,181	3,258,583
Employee benefits	1,201,855	1,234,980
Other liabilities	9,777,863	8,729,382
Total liabilities	287,456,313	245,484,320
Equity
Subscribed and paid-in capital	22,281	22,281
Additional paid-in capital	8,470,870	8,445,766
Retained earnings	11,302,134	10,289,073
Other comprehensive income	862,013	1,093,447
Equity attributable to owners of the parent	20,657,298	19,850,567
Non-controlling interest	14,782,259	13,497,702
Total equity	35,439,557	33,348,269
Total liabilities and equity	$ 322,895,870	$ 278,832,589